Consolidated statements of financial position	12 Months Ended
Dec. 31, 2021
Consolidated statements of financial position
Consolidated statements of financial position

4. Consolidated Statements of Financial Position

4.1. Property and equipment

	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2020	1,173,473	—	1,173,473
Additions	66,114	—	66,114
Disposals	(5,298)	—	(5,298)
Exchange differences	(34,750)	—	(34,750)
At December 31, 2020	1,199,540	—	1,199,540
Additions	36,938	—	36,938
Disposals	—	—	—
Exchange differences	31,133	—	31,133
At December 31, 2021	1,267,611	—	1,267,611

Accumulated depreciation
At January 1, 2020	(597,101)	—	(597,101)
Depreciation charge for the year	(212,733)	—	(212,733)
Disposals	1,793	—	1,793
Exchange differences	16,764	—	16,764
At December 31, 2020	(791,277)	—	(791,277)
Depreciation charge for the year	(181,900)	—	(181,900)
Disposals	—	—	—
Exchange differences	(20,060)	—	(20,060)
At December 31, 2021	(993,238)	—	(993,238)

Net book value
At December 31, 2020	408,263	—	408,263
At December 31, 2021	274,373	—	274,373

4.2. Right-of-use assets

	Buildings	Cars	Total
Cost	(in €)
At January 1, 2020	1,067,823	35,058	1,102,881
Additions	—	101,993	101,993
Disposals	—	(28,366)	(28,366)
Exchange differences	(7,997)	—	(7,997)
At December 31, 2020	1,059,826	108,685	1,168,512
Additions	1,208,665	16,445	1,225,110
Disposals	—	—	—
Exchange differences	15,777	—	15,777
At December 31, 2021	2,284,269	125,130	2,409,399

Accumulated depreciation
At January 1, 2020	(245,126)	(20,831)	(265,957)
Depreciation charge for the year	(335,608)	(34,410)	(370,018)
Disposals	—	7,880	7,880
Exchange differences	6,277	—	6,277
At December 31, 2020	(574,457)	(47,361)	(621,818)
Depreciation charge for the year	(342,897)	(28,654)	(371,551)
Disposals	—	—	—
Exchange differences	(7,952)	—	(7,952)
At December 31, 2021	(925,306)	(76,015)	(1,001,321)

Net book value
At December 31, 2020	485,369	61,324	546,694
At December 31, 2021	1,358,962	49,116	1,408,078

4.3. Intangible Assets

	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2020	683,891	8,190	692,081
Additions	28,075	—	28,075
Reclassification	8,190	(8,190)	—
Exchange differences	(562)	—	(562)
At December 31, 2020	719,593	—	719,593
Additions	840	—	840
Reclassification	—	—	—
Exchange differences	508	—	508
At December 31, 2021	720,942	—	720,942

Accumulated amortization
At January 1, 2020	(239,681)	—	(239,681)
Amortization charge for the year*	(129,963)	—	(129,963)
Exchange differences	234	—	234
At December 31, 2020	(369,410)	—	(369,410)
Amortization charge for the year	(115,982)	—	(115,982)
Exchange differences	(334)	—	(334)
At December 31, 2021	(485,726)	—	(485,726)

Net book value
At December 31, 2020	350,184	—	350,183
At December 31, 2021	235,216	—	235,216

Amortization of intangible assets is included in the line items ‘research and development expenses’ (2021: €10,192, 2020: €27,937, 2019: €30,662) and ‘general and administrative expenses’ (2021: €105,790, 2020: €102,026, 2019: €75,696) in the consolidated statements of operations and comprehensive loss.

4.4. Leases

Lease obligations consist of payments pursuant to non-cancellable lease agreements mainly relating to the Company’s leases of office space. The lease terms of the Company’s premises expire as follows: Jena, Germany in December 2022, Martinsried, Germany in May 2027 and Ann Arbor, United States in April 2024.

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2021	2020

As of January 1	559,041	845,948
Additions	1,225,110	101,993
Derecognition	(20,555)	(20,555)
Payments	(340,088)	(366,156)
Short-term liability for accrued interest expense	1,136	(388)
Foreign exchange difference	7,882	(1,802)
As of December 31	1,432,526	559,041

The following are the amounts recognized in profit or loss:

	2021	2020	2019
	(in €)
Depreciation expense of right-of-use assets (see Note 4.2)	371,551	362,137	265,957
Interest expense on lease liabilities	14,055	7,311	12,765
Rental expense from leases	6,261	6,275	70,451
Thereof short-term leases (included in administrative expenses)	—	937	65,348
Thereof leases of low-value assets (included in administrative expenses)	6,261	5,338	5,103
Total amounts recognized in profit or loss	391,867	375,723	349,173

The Group had total cash outflows for leases of €379,868 in 2021 (€374,698 in 2020, €378,035 in 2019).

4.5. Other assets

Other assets	December 31, 2021	December 31, 2020
	(in €)
Non-current other assets
Prepaid expense	336,566	353,522
Total	336,566	353,522
Current other assets
Prepayments on research & development projects	10,649,174	2,340,643
Prepaid expense	334,284	1,295,682
Other	—	98,374
Total	10,983,458	3,734,699
Total other assets	11,320,024	4,088,221

Prepayments on research & development projects consists of prepayments on CRO and manufacturing contracts. Prepaid expense mainly consists of prepaid insurance expense.

4.6. Income tax

4.6.1. Income tax reconciliation

The table below shows a reconciliation between the product of loss before tax multiplied by the Company's applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2021	2020	2019
		(in €)
Loss for the period (accounting profit before income tax)	(45,630,059)	(33,983,614)	(53,254,817)
Tax rate	28.5%	28.7%	29.6%
Tax benefits at tax rate	13,001,984	9,761,910	15,815,083
Tax losses for which no deferred tax asset was recognized	(13,001,984)	(9,761,910)	(15,815,083)
Income tax	—	—	—

The tax rate applied above represents the weighted average of the statutory tax rates in Germany and the USA. In Germany, InflaRx N.V. and its German subsidiary InflaRx GmbH are subject to corporate income tax (2021/2020/2019: 15%), a solidarity surcharge (2021/2020/2019: 0.8%) and trade taxes (2021: 12.8%, 2020: 13.0%, 2019: 13.9%). This equals an average total tax rate of 28.6% in 2021 (2020:28.9% 2019: 29.7%). InflaRx Pharmaceutical Inc., Ann Arbor, Michigan, USA is subject to an average total tax rate of 25.74% in 2021 (2020 and 2019: 27.0%), which is made up of U.S. federal tax (2021, 2020, 2019: 21%) and state tax of 4.74% in 2021 (2020, 2019: 6%).

4.6.2. Tax losses carried forward

The Group has total tax loss carryforwards of €186.9 million (2020: €147.7 million) from three areas that cannot be utilized outside these areas:

•	As of December 31, 2021 the Group has €141,965,443 (2020: €107,188,000) of unrecognized and unused tax losses carried forward attributable to the tax group formed by InflaRx N.V. since 2018; these tax losses do not expire and may not be used to offset taxable income elsewhere in the Group. Since January 1, 2018, InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement. This tax group was formed in Germany and is subject to German tax legislation.

•	Tax losses of InflaRx GmbH until December 31, 2017 (€34,787,000) are frozen from 2018 onwards due to the tax group with InflaRx N.V. Those losses of InflaRx GmbH do not expire and may be used to offset future taxable income of InflaRx GmbH only.

•

In addition, the Group still has tax loss carryforwards of $11,510,188 or €10,162,624 (2020: $6,965,000 or €5,675,984) from the operations of InflaRx Pharmaceutical Inc. which can also only be utilized there, generally do not expire, but are generally limited to 80% of taxable income.

As of December 31, 2021, 2020 and 2019, no deferred tax assets were recognized for the carryforward of unused tax losses.

4.6.3. Current income tax receivable

Current income tax receivable includes tax claims because of income tax withheld on interest income earned by the Group on the financial assets (2021: €812,689, 2020: €1,026,494). The Company is reimbursed for the payments after filing a tax return.

4.7. Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2021 and December 31, 2020:

Financial assets and financial liabilities	December 31, 2021	December 31, 2020
	(in €)
Financial assets at amortized cost
Non-current financial assets	27,206,990	272,268
Current financial assets	57,162,266	47,138,738
Financial liabilities at amortized cost
Trade and other payables	16,874,244	8,258,133

The fair value of current and non-current financial assets amounted to €84,376 thousand (level 1; 2020: €47,392 thousand). The Group’s financial assets at amortized cost consist mainly of quoted debt securities with fixed interest rates that are graded highly by credit rating agencies such as S&P Global and, therefore, are considered low credit risk investments.

The maturities of all securities held as of December 31, 2021 are between two and sixteen months (2020: between two and eleven months); they bear nominal fixed interest in the range of 0.0% to 7.8750% (2020: 1.4% to 3.1%).

4.8. Cash and cash equivalents

Cash and cash equivalents	December 31, 2021	December 31, 2020
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	12,584,892	22,616,767
Deposits held in Euro (3 months original maturity and less)	—	1,800,000
Total	12,584,892	24,416,767
Cash at banks
Cash held in U.S. dollars	7,612,467	1,189,126
Cash held in U.S. Euro	6,052,636	362,788
Total	13,665,103	1,551,914
Total cash and cash equivalents	26,249,995	25,968,681

4.9. Equity

4.9.1. Issued capital

As of December 31, 2021, the issued capital of the Company is divided into 44,203,763 common shares (2020: 28,228,415). The nominal value per share is €0.12. All shares issued are fully paid and have the same rights on the distribution of dividends and the repayment of capital.

On July 8, 2020, the Company filed a Form F-3 (Registration Statement) with the United States Securities and Exchange Commission (SEC) with respect to the offer and sale of securities of the Company. The Company also filed with the SEC a prospectus supplement (Prospectus Supplement) relating to an at-the-market program providing for the sale of up to $50,000,000 of its common shares over time pursuant a Sales Agreement with SVB Leerink LLC. As of December 31, 2020, the Company had issued 1,958,186 common shares resulting in €9.0 million in net proceeds to the Company.

During the fiscal year 2021, the Company issued 610,022 common shares under its at-the-market program resulting in €2.8 million in net proceeds. Following these and previous issuances under this program, the remaining value authorized for sale under the Sales Agreement amounts to $35.2 million as of December 31, 2021.

On February 25, 2021, the Company sold an aggregate of 15,000,000 common shares through a public offering. The common shares were sold at a price of $5.00 per share and have a nominal value of €0.12 per share. For each common share purchased, an investor also received a warrant to purchase a common share at an exercise price of $5.80. The shares and warrants were issued and the transaction closed on March 1, 2021 with gross offering proceeds to the Group from this offering of $75.0 million (€62.2 million), before deducting $4.5 million (€3.7 million) in underwriting discounts and other offering expenses of $0.4 million (€0.3 million). The warrants were exercisable immediately and expired on March 1, 2022. No warrants were exercised.

4.9.2. Authorized capital

According to the articles of association of the Company, up to 110,000,000 ordinary shares and up to 110,000,000 preferred shares with a nominal value of €0.12 per share are authorized to be issued. All shares are registered shares. No share certificates shall be issued.

In order to deter acquisition bids, the Company’s general meeting of shareholders approved the right of an independent foundation under Dutch law, or protective foundation, to exercise a call option pursuant to the call option agreement, upon which preferred shares will be issued by the Company to the protective foundation of up to 100% of the Company’s issued capital held by others than the protective foundation, minus one share. The protective foundation is expected to enter into a finance arrangement with a bank or, subject to applicable restrictions under Dutch law, the protective foundation may request us to provide, or cause the Company’s subsidiaries to provide, sufficient funding to the protective foundation to enable it to satisfy its payment obligation under the call option agreement.

These preferred shares will have both a liquidation and dividend preference over the Company’s common shares and will accrue cash dividends at a pre-determined rate. The protective foundation would be expected to re-quire us to cancel its preferred shares once the perceived threat to the Company and its stakeholders has been removed or sufficiently mitigated or neutralized. The Company is of the opinion that the call option does not represent a significant fair value based on a level 3 valuation, since the preference shares are restricted in use and can be cancelled by us as stated above.

For the year ended December 31, 2021, the Company expensed €60,000 of ongoing costs to reimburse expenses incurred by the protective foundation.

4.9.3. Nature and purpose of equity reserves

In addition to the issued capital, the Company discloses the following other reserves:

•	Share premium records the amounts paid in upon issuance of common shares in excess of nominal value of €0.12 per share, net of related transaction costs.

•	The other capital reserves include the expense resulting from the issue of share options.

•	Accumulated deficit includes the losses of previous reporting periods.

•	Other components of equity exclusively include currency reserves from the conversion of financial statements in foreign currencies

4.10. Trade and other payables

Trade and other Payables	December 31, 2021	December 31, 2020
	(in €)
Accrued liabilities from R&D projects	5,924,720	5,250,654
Accounts payable	1,685,037	1,741,251
Other accrued liabilities and payables	964,486	1,266,228
Total trade and other payables	8,574,243	8,258,133

Accrued liabilities from R&D projects include services from the Company’s ongoing projects that have not yet been invoiced to the Company as of the reporting date.

4.11.Liabilities from government grants received

As of December 31, 2021, Liabilities from government grants received amounts to €8.3 million (2020: Nil) and is comprised of payments received from the agency managing the BMBF grant prior to year-end against which costs have not yet been incurred or eligibility of costs incurred as of December 31, 2021 remains uncertain.